Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com
December 7, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Bishop Street Funds (File Nos. 033-80514 and 811-08572)
Dear Ladies and Gentlemen:
On behalf of our client, Bishop Street Funds (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940, a preliminary copy of the Schedule 14A, notice, proxy statement and proxy card (the “Preliminary Proxy Materials”) for the Special Meeting of Shareholders (the “Special Meeting”) of the Trust scheduled to be held on Friday, January 15, 2010. The Special Meeting is being called for the purpose of approving: (i) a new investment sub-advisory agreement between Bishop Street Capital Management (the “Adviser”) and Columbia Management Advisors, LLC, with respect to the Trust’s Large Cap Core Equity Fund (the “Fund”); (ii) a new investment goal for the Fund; and (iii) an interim investment sub-advisory agreement between the Trust, on behalf of the Fund, the Adviser and Lotsoff Capital Management.
Please direct any questions or comments you may have to my attention at the address listed above, or call 202-739-5945.
Sincerely,

/s/ Abigail Bertumen
Abigail Bertumen